Significant Accounting Policies - 10K - Advertising Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Advertising Expense [Line Items]
Advertising expense	$ 3,648	$ 3,436	$ 1,724
General and administrative expenses
Advertising Expense [Line Items]
Advertising expense	3,044	3,436	1,724
Pre-opening expenses
Advertising Expense [Line Items]
Advertising expense	$ 604	$ 0	$ 0